Document and Entity Information	Mar. 04, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 04, 2021
Entity Registrant Name	RED ROBIN GOURMET BURGERS, INC.
Entity Central Index Key	0001171759
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34851
Entity Tax Identification Number	84-1573084
Entity Address, Address Line One	6312 S. Fiddlers Green Circle
Entity Address, Address Line Two	Suite 200N
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(303)
Local Phone Number	846-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	RRGB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false